RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN	12 Months Ended
Mar. 31, 2012
Reconciliation of Financial Statement Net Income (Loss) to Income Tax Return Disclosure [Abstract]
Reconciliation of Financial Statement Net Income (Loss) to Income Tax Return Disclosure [Text Block]

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$72,041	$133,226	$(166,198)

Operating limited partnership rents received in advance	(10,156)	2,199	(1,715)

Accrued fund management fees not deducted (deducted) for tax purposes	(212,295)	(265,407)	116,741

Other	9,652,956	2,488,615	650,482

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(4,045,294)	(730,809)	(1,010,045)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,178,940)	(243,438)	(376,657)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(722,510)	472,240	(51,316)

Income (loss) for tax return purposes, year ended December 31, 2011	$3,555,802	$1,856,626	$(838,708)

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$(25,508)	$169,974	$(39,453)

Operating limited partnership rents received in advance	(10,640)	-	-

Accrued fund management fees not deducted (deducted) for tax purposes	71,531	(135,160)	-

Other	2,197,089	(428)	4,317,198

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(733,673)	(1,197,176)	(373,591)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(237,315)	(245,477)	(76,053)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,011,334)	(28,923)	(103,177)

Income (loss) for tax return purposes, year ended December 31, 2011	$250,150	$(1,437,190)	$3,724,924

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$4,716,401	$(105,519)	$(271,999)

Operating limited partnership rents received in advance	(9,388)	(6,210)	(7,306)

Accrued fund management fees not deducted (deducted) for tax purposes	255,219	191,525	259,748

Other	6,444,195	968,093	719,234

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(5,917,343)	(877,260)	(1,540,061)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,192,258)	(231,374)	(331,455)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(5,377,289)	(145,560)	(135,679)

Income (loss) for tax return purposes, year ended December 31, 2010	$(1,080,463)	$(206,305)	$(1,307,518)

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$457,716	$(211,851)	$4,848,054

Operating limited partnership rents received in advance	4,128	-	-

Accrued fund management fees not deducted (deducted) for tax purposes	(368,641)	172,587	-

Other	2,825,605	845,649	1,085,614

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,293,835)	(1,535,917)	(670,270)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(403,879)	(143,306)	(82,244)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(75,823)	5,213	(5,025,440)

Income (loss) for tax return purposes, year ended December 31, 2010	$1,145,271	$(867,625)	$155,714

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2011	$(39,842,699)	$(9,915,268)	$(12,422,684)

Estimated share of loss for the three months ended March 31, 2012	(1,012,965)	(136,871)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	40,003,128	8,366,571	9,860,741

Impairment loss in investment in operating limited partnerships	(17,303,883)	(867,409)	(2,861,385)

Historic tax credits	5,325,806	-	1,844,836

Other	12,830,613	2,552,977	3,578,492

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012, are as follows:

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2011	$(6,285,101)	$(9,967,872)	$(1,251,774)

Estimated share of loss for the three months ended March 31, 2012	(467,481)	(357,422)	(51,191)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,800,814	9,565,423	5,409,579

Impairment loss in investment in operating limited partnerships	(4,596,588)	(4,363,063)	(4,615,438)

Historic tax credits	1,100,310	2,062,333	318,327

Other	3,448,046	3,060,601	190,497

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2011, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2010	$(40,513,201)	$(11,515,636)	$(11,524,050)

Estimated share of loss for the three months ended March 31, 2011	(1,178,753)	(157,946)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	45,273,057	9,412,754	13,025,203

Impairment loss in investment in operating limited partnerships	(20,818,310)	(1,064,965)	(5,544,345)

Historic tax credits	5,325,806	-	1,844,836

Other	11,911,401	3,325,793	2,198,356

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2011, are as follows:

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2010	$(7,361,346)	$(8,524,791)	$(1,587,378)

Estimated share of loss for the three months ended March 31, 2011	(527,327)	(442,289)	(51,191)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	8,860,455	8,595,458	5,379,187

Impairment loss in investment in operating limited partnerships	(5,219,704)	(4,376,821)	(4,612,475)

Historic tax credits	1,100,310	2,062,333	318,327

Other	3,147,612	2,686,110	553,530

Investments in operating limited partnerships - as reported	$-	$-	$-